Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of composition of income tax expenses
The following table presents the composition of income tax expenses for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Current income tax expenses	102,715	122,451	81,797
Withholding income tax expenses	14,066	18,189	22,284
Deferred tax benefits	(21,492)	(36,495)	(25,376)

Total	95,289	104,145	78,705

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	%	%	%
Statutory income tax rate	25.00	25.00	25.00
Permanent differences	(1.19)	6.74	(1.33)
Tax rate difference from statutory rate in other jurisdictions*	(1.43)	(3.19)	(2.96)
Tax effect of preferential tax treatments	(7.94)	(8.91)	(4.73)
Withholding tax	(0.21)	(0.25)	(0.47)
Change in valuation allowance	(15.65)	(20.79)	(17.17)

Effective income tax rate	(1.42)	(1.40)	(1.66)

*	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in Hong Kong and the Cayman Islands.

Schedule of net operating tax loss carry forwards
As of December 31, 2023, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB in thousands
Loss expiring in 2024	162,936
Loss expiring in 2025	266,833
Loss expiring in 2026	938,387
Loss expiring in 2027	1,070,687
Loss expiring in 2028 and thereafter	18,650,349

Total	21,089,192

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities
The following table present
s
 the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2022 and 2023:

	December 31, 2022	December 31, 2023
	RMB in thousands

Deferred tax assets:
Deferred revenue	473,200	280,872
Net operating tax loss carry forwards	2,684,042	3,542,650
Accruals and others*	543,816	667,180

Total deferred tax assets	3,701,058	4,490,702

Less: valuation allowance	(3,657,467)	(4,444,111)

Net deferred tax assets	43,591	46,591

Deferred tax liabilities
Acquired intangible assets (Note 25)	(110,923)	(88,547)

Total deferred tax liabilities	(110,923)	(88,547)

*	Accrued and others primary represent accrued expenses which are not deductible until paid under PRC laws, as well as non-deductible advertising expenses.

Schedule of movement of the aggregate valuation allowances for deferred tax assets
The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Re-measurement due to applicable preferential tax rate for HNTE	Addition	Expiration of loss carry forward and impact of disposal/close of subsidiaries	Balance at December 31
2021	(977,333)	—	(1,154,342)	9,598	(2,122,077)
2022	(2,122,077)	—	(1,543,301)	7,911	(3,657,467)
2023	(3,657,467)	(18,437)	(822,414)	54,207	(4,444,111)